UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WWW Advisors, Inc
Address:          131 Prosperous Place
                  Suite 17
                  Lexington, KY  40509


Form 13F File Number:    28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. York
Title:   President
Phone:   (859) 263-2204

Signature, Place, and Date of Signing:

    /s/Lawrence S. York             Lexington, Kentucky            2/12/01
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:
                                                        NONE
Number of Other Included Managers:

Form 13F Information Table Entry Total:                   80

Form 13F Information Table Value Total:                 $42,998
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

------------------------------------------------------------------------------------------------------------------------------------

Alcatel SA -Spon ADR          COMMON STOCK    013904305     16.78        300 SH      SOLE                            300
Bell Microproducts Inc        COMMON STOCK    078137106      7.94        500 SH      SOLE                            500
Broadcom Corp Cl-A            COMMON STOCK    111320107    857.68     10,150 SH      SOLE                         10,150
Checkfree Holdings Corp       COMMON STOCK    162813109  1,076.56     25,000 SH      SOLE                         25,000
COMMERCE ONE INC              COMMON STOCK    200693109    632.81     25,000 SH      SOLE                         25,000
CONEXANT SYSTEMS              COMMON STOCK    207142100    307.50     20,000 SH      SOLE                         20,000
CORNING INC.                  COMMON STOCK    219350105  1,690.00     32,000 SH      SOLE                         32,000
COSINE COMMUNICATIONS INC     COMMON STOCK    221222102    280.28     20,200 SH      SOLE                         20,200
DATA CRITICAL                 COMMON STOCK    237622105     20.98      8,500 SH      SOLE                          8,500
Doubleclick Inc               COMMON STOCK    258609304    660.00     60,000 SH      SOLE                         60,000
EMC CORP/MASS                 COMMON STOCK    268648102  1,330.00     20,000 SH      SOLE                         20,000
Efficient Networks INC        COMMON STOCK    282056100    140.44     10,500 SH      SOLE                         10,500
Ericsson (LM) Tel-Sp ADR      COMMON STOCK    294821400     11.19      1,000 SH      SOLE                          1,000
GLOBESPAN  Semiconductor INC  COMMON STOCK    379571102    550.00     20,000 SH      SOLE                         20,000
Intuit Inc                    COMMON STOCK    461202103    985.94     25,000 SH      SOLE                         25,000
Kana Communications Inc       COMMON STOCK    483600102    230.00     20,000 SH      SOLE                         20,000
Philips Electronics- NY SHARE COMMON STOCK    500472303     14.50        400 SH      SOLE                            400
LIBERATE TECHNOLOGIES         COMMON STOCK    530129105    613.13     45,000 SH      SOLE                         45,000
London Pacific Group Sp ADR   COMMON STOCK    542073101      3.78        500 SH      SOLE                            500
Marconi PLC-ADS               COMMON STOCK    566306205      6.17        300 SH      SOLE                            300
Marketing Services Group Inc. COMMON STOCK    570907105     59.38     50,000 SH      SOLE                         50,000
Microsoft Inc.                COMMON STOCK    594918104    435.00     10,000 SH      SOLE                         10,000
MICROMUSE INC                 COMMON STOCK    595094103  1,671.95     27,700 SH      SOLE                         27,700
Micron Technology Inc.        COMMON STOCK    595112103    355.00     10,000 SH      SOLE                         10,000
MULTEX systems INC            COMMON STOCK    625367107    132.50     10,000 SH      SOLE                         10,000
New Era Of Networks Inc       COMMON STOCK    644312100    235.00     40,000 SH      SOLE                         40,000
NIKU CORP                     COMMON STOCK    654113109    187.20     25,600 SH      SOLE                         25,600
Nippon Telegraph & Tele-
     Sp ADR                   COMMON STOCK    654624105      7.14        200 SH      SOLE                            200
NORTEL NETWORKS CORP          COMMON STOCK    656568102  1,936.58     60,400 SH      SOLE                         60,400
Openwave Systems Inc          COMMON STOCK    683718100     14.38        300 SH      SOLE                            300
PORTAL SOFTWARE INC           COMMON STOCK    736126103    113.73     14,500 SH      SOLE                         14,500
PURCHASEPRO.COM INC           COMMON STOCK    746144104    262.50     15,000 SH      SOLE                         15,000
REDBACK NETWORKS INC          COMMON STOCK    757209101  1,033.20     25,200 SH      SOLE                         25,200
Sony Corp-Sponsored ADR       COMMON STOCK    835699307      6.98        100 SH      SOLE                            100
Sonus Networks Inc            COMMON STOCK    835916107    631.25     25,000 SH      SOLE                         25,000
Sun Microsystems Inc          COMMON STOCK    866810104    557.50     20,000 SH      SOLE                         20,000
SYCAMORE NETWORKS INC         COMMON STOCK    871206108    558.75     15,000 SH      SOLE                         15,000
SYMMETRICOM INC               COMMON STOCK    871543104    585.00     60,000 SH      SOLE                         60,000
Taiwan Semiconductor Sp ADR   COMMON STOCK    874039100     12.08        700 SH      SOLE                            700
Talarian Corp                 COMMON STOCK    874090103    122.50     35,000 SH      SOLE                         35,000
TOLLGRADE COMM INC            COMMON STOCK    889542106    365.00     10,000 SH      SOLE                         10,000
TURNSTONE SYSTEMS INC         COMMON STOCK    900423104    557.81     75,000 SH      SOLE                         75,000
VIRATA CORP                   COMMON STOCK    927646109    435.00     40,000 SH      SOLE                         40,000
VITESSE SEMICONDUCTOR Corp.   COMMON STOCK    928497106  1,106.25     20,000 SH      SOLE                         20,000
Wells Fargo & Co              COMMON STOCK    949746101  1,113.75     20,000 SH      SOLE                         20,000
ADC TELECOMMUNICATIONS INC    COMMON STOCK    000886101  1,812.50    100,000 SH      SOLE                        100,000
ACTV Inc                      COMMON STOCK    00088E104    215.48     50,700 SH      SOLE                         50,700
AT&T Wireless Group           COMMON STOCK    001957406    346.25     20,000 SH      SOLE                         20,000
Adobe Systems Inc.            COMMON STOCK    00724F101    872.81     15,000 SH      SOLE                         15,000
AGILE SOFTWARE CORP           COMMON STOCK    00846X105    493.75     10,000 SH      SOLE                         10,000
America Online Inc.           COMMON STOCK    02364J104  1,044.00     30,000 SH      SOLE                         30,000
Applied Micro Circuits Corp.  COMMON STOCK    03822W109      7.50        100 SH      SOLE                            100
ARIBA INC                     COMMON STOCK    04033V104    645.00     12,000 SH      SOLE                         12,000
ART TECHNOLOGY GROUP INC      COMMON STOCK    04289L107    932.16     30,500 SH      SOLE                         30,500
Autonomy Corp PLC- Spons ADR  COMMON STOCK    05329Q105      5.38        200 SH      SOLE                            200
Bookham Technology            COMMON STOCK    09856Q108    328.13     25,000 SH      SOLE                         25,000
Business Objects SA- Sp ADR   COMMON STOCK    12328X107     11.33        200 SH      SOLE                            200
Chase Manhattan Corp          COMMON STOCK    16161A108    908.75     20,000 SH      SOLE                         20,000
EVOKE COMMUNICATIONS INC      COMMON STOCK    30048Q202     91.35     52,200 SH      SOLE                         52,200
FINISAR CORP                  COMMON STOCK    31787A101  1,450.00     50,000 SH      SOLE                         50,000
FOUNDRY NETWORKS INC          COMMON STOCK    35063R100    450.00     30,000 SH      SOLE                         30,000
HNC Software Inc**            COMMON STOCK    40425P107    593.75     20,000 SH      SOLE                         20,000
ITXC Corp.                    COMMON STOCK    45069F109      6.94      1,000 SH      SOLE                          1,000
Infospace.com Inc.            COMMON STOCK    45678T102    353.75     40,000 SH      SOLE                         40,000
Internap Network Services
     Corp                     COMMON STOCK    45885A102    362.50     50,000 SH      SOLE                         50,000
Intershop Communications -
     ADR                      COMMON STOCK    46069W100      7.56        500 SH      SOLE                            500
JDS Uniphase Corp             COMMON STOCK    46612J101     10.42        250 SH      SOLE                            250
Juniper Networks Inc          COMMON STOCK    48203R104  1,537.96     12,200 SH      SOLE                         12,200
Marvell Technology Group LTD  COMMON STOCK    5876H1051    329.53     15,000 SH      SOLE                         15,000
Microsoft Inc.                OPTION          5949189AD    0.9375      15000    CALL SOLE                          15000
Hongkong.Com Corp             COMMON STOCK    6219305       12.90    250,000 SH      SOLE                        250,000
Oplink Communications Inc     COMMON STOCK    68375Q106      8.97        500 SH      SOLE                            500
RETEK INC                     COMMON STOCK    76128Q109    975.00     40,000 SH      SOLE                         40,000
SPEECHWORKS INTERNATIONAL INC COMMON STOCK    84764M101    735.94     15,000 SH      SOLE                         15,000
360Networks Inc               COMMON STOCK    88575T205      5.10        400 SH      SOLE                            400
TIBCO SOFTWARE INC            COMMON STOCK    88632Q103  1,198.44     25,000 SH      SOLE                         25,000
STORAGENETWORKS INC           COMMON STOCK    86211E103    372.19     15,000 SH      SOLE                         15,000
Vitria Technology Inc.        COMMON STOCK    92849Q104    399.13     51,500 SH      SOLE                         51,500
Webmethods Inc                COMMON STOCK    94768C108  1,334.06     15,000 SH      SOLE                         15,000
Gemstar Intl Group Ltd        COMMON STOCK    G3788V106  1,845.00     40,000 SH      SOLE                         40,000
Check Point Software Tech Ltd COMMON STOCK    M22465104  1,362.35     10,200 SH      SOLE                         10,200
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